Restricted Capital Interests Activity (Detail) - 2014 Plan - Restricted Stock Units (RSUs) - $ / shares	11 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015
Shares Subject to RSU's
Beginning balance		528,000
Restricted capital interests granted pursuant to the 2014 Plan	528,500
Ending balance	528,000	528,500
Weighted Average Exercise Price
Beginning balance		$ 10.00
Restricted capital interests granted pursuant to the 2014 Plan	$ 10.00
Ending balance	$ 10.00	$ 10.00
Weighted Average Remaining Contractual Life
RSU's granted	10 years
Outstanding at end of period	9 years 2 months 12 days	8 years 3 months 18 days